UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Securities Trust

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 45.8% (29.8% of Total investments)				$77,776,288
(Cost $78,129,576)
U.S. Government Agency 40.6%				68,911,074
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	647,395	631,015
30 Yr Pass Thru	3.500	07-01-46	2,513,611	2,503,273
30 Yr Pass Thru	3.500	10-01-46	792,673	787,308
30 Yr Pass Thru	3.500	12-01-46	477,946	475,681
30 Yr Pass Thru	3.500	02-01-47	2,478,659	2,465,753
30 Yr Pass Thru	4.000	04-01-46	2,311,652	2,358,565
30 Yr Pass Thru	4.000	04-01-47	2,381,204	2,426,923
30 Yr Pass Thru	4.000	05-01-47	2,362,000	2,407,351
30 Yr Pass Thru	4.000	06-01-47	2,613,145	2,672,709
30 Yr Pass Thru	4.000	03-01-48	1,987,475	2,028,429
30 Yr Pass Thru	4.500	09-01-41	1,231,071	1,287,906
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	2,175,876	2,118,955
30 Yr Pass Thru	3.000	07-01-43	690,105	670,218
30 Yr Pass Thru	3.500	12-01-42	3,178,840	3,174,085
30 Yr Pass Thru	3.500	01-01-43	2,579,444	2,575,989
30 Yr Pass Thru	3.500	04-01-45	1,232,932	1,228,006
30 Yr Pass Thru	3.500	11-01-46	2,535,407	2,523,692
30 Yr Pass Thru	3.500	07-01-47	2,856,199	2,840,770
30 Yr Pass Thru	3.500	07-01-47	2,095,757	2,088,038
30 Yr Pass Thru	3.500	11-01-47	1,077,158	1,070,834
30 Yr Pass Thru (A)	4.000	TBA	1,000,000	1,015,841
30 Yr Pass Thru	4.000	10-01-40	255,027	261,149
30 Yr Pass Thru	4.000	09-01-41	1,560,284	1,597,738
30 Yr Pass Thru	4.000	09-01-41	424,764	435,558
30 Yr Pass Thru	4.000	09-01-41	849,342	869,730
30 Yr Pass Thru	4.000	10-01-41	1,287,322	1,318,223
30 Yr Pass Thru	4.000	06-01-46	2,438,317	2,487,323
30 Yr Pass Thru	4.000	02-01-47	3,648,245	3,726,129
30 Yr Pass Thru	4.000	06-01-47	2,247,647	2,291,768
30 Yr Pass Thru	4.000	06-01-47	3,892,065	3,975,154
30 Yr Pass Thru	4.000	11-01-47	2,931,781	2,993,453
30 Yr Pass Thru	4.000	01-01-48	3,833,139	3,900,596
30 Yr Pass Thru	4.000	04-01-48	2,961,428	3,019,097
30 Yr Pass Thru	4.500	07-01-41	2,183,648	2,285,400
30 Yr Pass Thru	5.000	04-01-41	280,412	300,532
30 Yr Pass Thru	5.500	08-01-40	90,166	97,883
U.S. Government 5.2%				8,865,214
U.S. Treasury
Bond (B)(C)	3.000	02-15-48	2,645,000	2,604,292

Note	2.875	05-15-28	6,306,000	6,260,922
Foreign government obligations 1.0% (0.6% of Total investments)				$1,667,140
(Cost $1,739,024)
Argentina 0.7%				1,170,600
Provincia de Buenos Aires Bond (D)	7.875	06-15-27	390,000	345,154
Republic of Argentina
Bond (B)(C)	5.875	01-11-28	449,000	376,266
Bond	6.875	01-26-27	155,000	140,819
Bond (B)(C)	8.280	12-31-33	322,469	308,361
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Qatar 0.2%				$250,145
Government of Qatar Bond (D)	5.103	04-23-48	245,000	250,145
Saudi Arabia 0.1%				246,395
Kingdom of Saudi Arabia Bond (D)	5.000	04-17-49	250,000	246,395

Corporate bonds 82.4% (53.8% of Total investments)				$140,153,772
(Cost $142,297,059)
Consumer discretionary 11.7%				19,988,161
Auto components 0.1%
Lear Corp. (C)	5.250	01-15-25	254,000	262,523
Automobiles 2.0%
Daimler Finance North America LLC (C)(D)	3.100	05-04-20	457,000	454,275
Ford Motor Company	4.750	01-15-43	145,000	125,067
Ford Motor Credit Company LLC (C)	5.875	08-02-21	928,000	978,543
General Motors Company (B)(C)	4.875	10-02-23	507,000	520,040
General Motors Financial Company, Inc. (B)(C)	3.550	04-09-21	295,000	294,180
General Motors Financial Company, Inc.	4.000	01-15-25	479,000	465,315
General Motors Financial Company, Inc. (B)(C)	4.300	07-13-25	444,000	436,002
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	74,000	76,590
Diversified consumer services 0.2%
Graham Holdings Company (D)	5.750	06-01-26	85,000	85,638
Laureate Education, Inc. (D)	8.250	05-01-25	170,000	182,750
Hotels, restaurants and leisure 0.7%
CCM Merger, Inc. (D)	6.000	03-15-22	195,000	198,413
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	136,627
GLP Capital LP	5.375	04-15-26	255,000	259,106
Hilton Domestic Operating Company, Inc. (B)(C)(D)	5.125	05-01-26	140,000	140,000
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	130,000	131,950
International Game Technology PLC (B)(C)(D)	6.500	02-15-25	225,000	237,670
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	124,000	129,580
Waterford Gaming LLC (D)(E)(F)	8.625	09-15-14	99,739	0
Household durables 0.2%
Beazer Homes USA, Inc. (B)(C)	8.750	03-15-22	370,000	392,959
Internet and direct marketing retail 2.4%
Amazon.com, Inc. (C)	3.150	08-22-27	660,000	635,345
Amazon.com, Inc. (B)(C)	4.050	08-22-47	653,000	646,487
Expedia Group, Inc.	3.800	02-15-28	582,000	541,487
Expedia Group, Inc.	5.000	02-15-26	705,000	721,904
Netflix, Inc. (B)(C)(D)	4.875	04-15-28	280,000	264,950
Netflix, Inc. (B)(C)(D)	5.875	11-15-28	400,000	401,000
QVC, Inc. (C)	4.375	03-15-23	325,000	320,645
QVC, Inc. (C)	5.125	07-02-22	240,000	244,555
QVC, Inc.	5.450	08-15-34	315,000	282,208
Leisure products 0.1%
Vista Outdoor, Inc.	5.875	10-01-23	255,000	250,538
Media 5.5%
21st Century Fox America, Inc. (C)	7.750	01-20-24	1,020,000	1,208,952
Altice Financing SA (B)(C)(D)	6.625	02-15-23	375,000	379,219
Cablevision Systems Corp. (B)(C)	5.875	09-15-22	210,000	210,525
CBS Corp. (C)	3.375	03-01-22	132,000	130,231
CBS Corp. (C)	3.700	08-15-24	205,000	199,102
Cengage Learning, Inc. (B)(C)(D)	9.500	06-15-24	321,000	280,073
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Cequel Communications Holdings I LLC (B)(C)(D)	7.500	04-01-28	205,000	$211,663
Charter Communications Operating LLC (B)(C)	4.200	03-15-28	580,000	555,678
Charter Communications Operating LLC	5.750	04-01-48	485,000	487,779
Charter Communications Operating LLC	6.484	10-23-45	606,000	659,451
Clear Channel Worldwide Holdings, Inc. (B)(C)	6.500	11-15-22	289,000	294,780
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	147,000	150,308
McGraw-Hill Global Education Holdings LLC (B)(C)(D)	7.875	05-15-24	195,000	180,863
MDC Partners, Inc. (B)(C)(D)	6.500	05-01-24	270,000	238,275
Meredith Corp. (B)(C)(D)	6.875	02-01-26	381,000	383,858
Midcontinent Communications (D)	6.875	08-15-23	140,000	147,350
Myriad International Holdings BV (D)	5.500	07-21-25	400,000	419,052
National CineMedia LLC	6.000	04-15-22	109,000	110,635
Sinclair Television Group, Inc. (B)(C)(D)	5.625	08-01-24	335,000	330,813
Sirius XM Radio, Inc. (B)(C)(D)	5.000	08-01-27	503,000	477,850
Sirius XM Radio, Inc. (D)	5.375	07-15-26	260,000	254,475
Time Warner Cable LLC (C)	8.250	04-01-19	375,000	387,530
Tribune Media Company	5.875	07-15-22	144,000	144,720
Viacom, Inc. (C)	4.375	03-15-43	222,000	194,669
Viacom, Inc. (C)	5.850	09-01-43	508,000	534,628
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) (B)(C)	6.250	02-28-57	260,000	254,800
Warner Media LLC (C)	3.800	02-15-27	275,000	263,431
WMG Acquisition Corp. (D)	4.875	11-01-24	165,000	161,288
WMG Acquisition Corp. (D)	5.500	04-15-26	175,000	173,250
Multiline retail 0.4%
Dollar Tree, Inc. (C)	4.200	05-15-28	641,000	630,991
Specialty retail 0.1%
L Brands, Inc.	6.875	11-01-35	134,000	115,575
Consumer staples 2.6%				4,441,921
Beverages 1.7%
Anheuser-Busch InBev Finance, Inc. (C)	4.900	02-01-46	698,000	726,766
Anheuser-Busch InBev Worldwide, Inc. (C)	4.600	04-15-48	285,000	286,536
Coca-Cola European Partners PLC (C)	4.500	09-01-21	1,000,000	1,020,799
Constellation Brands, Inc. (B)(C)	3.200	02-15-23	293,000	286,313
Keurig Dr. Pepper, Inc. (C)(D)	3.551	05-25-21	495,000	496,437
Molson Coors Brewing Company (C)	3.000	07-15-26	178,000	163,070
Food and staples retailing 0.1%
Simmons Foods, Inc. (D)	5.750	11-01-24	170,000	140,675
Food products 0.3%
Kraft Heinz Foods Company (D)	4.875	02-15-25	221,000	225,374
Kraft Heinz Foods Company (C)	5.200	07-15-45	165,000	163,358
Post Holdings, Inc. (B)(C)(D)	5.625	01-15-28	64,000	60,960
Household products 0.1%
Kronos Acquisition Holdings, Inc. (D)	9.000	08-15-23	214,000	186,180
Personal products 0.3%
Natura Cosmeticos SA (B)(C)(D)	5.375	02-01-23	355,000	347,013
Revlon Consumer Products Corp.	6.250	08-01-24	383,000	202,990
Tobacco 0.1%
Vector Group, Ltd. (D)	6.125	02-01-25	140,000	135,450
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 10.0%				$17,017,826
Energy equipment and services 0.7%
Antero Midstream Partners LP	5.375	09-15-24	275,000	276,031
Archrock Partners LP	6.000	04-01-21	271,000	269,645
Archrock Partners LP	6.000	10-01-22	121,000	119,790
CSI Compressco LP	7.250	08-15-22	344,000	313,040
CSI Compressco LP (B)(C)(D)	7.500	04-01-25	132,000	131,340
USA Compression Partners LP (B)(C)(D)	6.875	04-01-26	74,000	76,128
Oil, gas and consumable fuels 9.3%
Andeavor Logistics LP (B)(C)	4.250	12-01-27	164,000	161,528
Andeavor Logistics LP (C)	5.250	01-15-25	140,000	144,715
Andeavor Logistics LP (C)	6.375	05-01-24	265,000	282,122
Antero Resources Corp. (B)(C)	5.125	12-01-22	307,000	307,768
Cenovus Energy, Inc.	4.450	09-15-42	370,000	328,617
Cheniere Corpus Christi Holdings LLC (B)(C)	5.125	06-30-27	393,000	393,983
Cheniere Corpus Christi Holdings LLC (B)(C)	5.875	03-31-25	160,000	168,400
Cimarex Energy Company	4.375	06-01-24	235,000	237,907
Colorado Interstate Gas Company LLC (C)(D)	4.150	08-15-26	233,000	227,383
Columbia Pipeline Group, Inc. (B)(C)	4.500	06-01-25	198,000	198,585
Continental Resources, Inc. (B)(C)	5.000	09-15-22	631,000	640,305
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)(C)(G)	7.375	12-15-22	80,000	79,400
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	441,000	401,310
DCP Midstream Operating LP (C)(D)	9.750	03-15-19	405,000	421,605
Enbridge Energy Partners LP (C)	4.375	10-15-20	395,000	401,027
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (B)(C)(H)	6.135	10-01-77	265,000	264,046
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (B)(C)	5.500	07-15-77	340,000	318,750
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	294,000	287,256
Energy Transfer Equity LP (B)(C)	5.875	01-15-24	199,000	206,960
Energy Transfer Partners LP (C)	4.200	04-15-27	130,000	126,071
Energy Transfer Partners LP (C)	5.000	10-01-22	95,000	97,861
Energy Transfer Partners LP (B)(C)	5.150	03-15-45	345,000	319,005
Energy Transfer Partners LP	5.875	03-01-22	90,000	95,107
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (C)(H)	6.066	08-01-66	440,000	440,805
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (C)	5.250	08-16-77	516,000	486,005
Gulfport Energy Corp. (B)(C)	6.000	10-15-24	262,000	252,830
Kinder Morgan Energy Partners LP (B)(C)	3.500	03-01-21	500,000	500,395
Kinder Morgan Energy Partners LP (C)	7.750	03-15-32	195,000	238,738
MPLX LP (C)	4.000	03-15-28	313,000	303,073
Murphy Oil Corp. (B)(C)	5.750	08-15-25	164,000	164,413
Newfield Exploration Company (B)(C)	5.625	07-01-24	139,000	145,950
Newfield Exploration Company (B)(C)	5.750	01-30-22	160,000	166,800
NuStar Logistics LP (B)(C)	5.625	04-28-27	77,000	75,171
ONEOK Partners LP (C)	5.000	09-15-23	162,000	168,974
Parsley Energy LLC (D)	5.625	10-15-27	231,000	229,268
Petrobras Global Finance BV (B)(C)	7.375	01-17-27	545,000	566,255
Petro-Canada (C)	9.250	10-15-21	1,000,000	1,165,412
Petroleos Mexicanos (B)(C)	4.875	01-24-22	325,000	328,348
Petroleos Mexicanos (B)(C)	5.375	03-13-22	85,000	87,083
Sabine Pass Liquefaction LLC (C)	4.200	03-15-28	261,000	255,238
Sabine Pass Liquefaction LLC (C)	5.000	03-15-27	245,000	252,917
Sabine Pass Liquefaction LLC	5.750	05-15-24	425,000	457,160
Sabine Pass Liquefaction LLC (C)	5.875	06-30-26	147,000	159,930
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco Logistics Partners Operations LP (C)	3.900	07-15-26	460,000	$435,915
Sunoco Logistics Partners Operations LP (C)	4.400	04-01-21	377,000	383,133
Sunoco Logistics Partners Operations LP (C)	5.400	10-01-47	240,000	230,724
Tapstone Energy LLC (D)	9.750	06-01-22	105,000	92,663
Targa Resources Partners LP (B)(C)(D)	5.875	04-15-26	220,000	224,400
Teekay Offshore Partners LP (B)(C)(D)	8.500	07-15-23	235,000	238,525
The Williams Companies, Inc.	4.550	06-24-24	525,000	527,625
The Williams Companies, Inc.	5.750	06-24-44	315,000	335,475
Williams Partners LP (C)	3.750	06-15-27	355,000	342,312
WPX Energy, Inc. (B)(C)	5.250	09-15-24	100,000	99,375
YPF SA (B)(C)(D)	8.500	07-28-25	370,000	367,229
Financials 23.2%				39,450,713
Banks 12.4%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (B)(C)(D)(G)	6.750	06-15-26	200,000	208,250
Banco Santander SA (C)	4.379	04-12-28	200,000	195,174
Bank of America Corp. (C)	3.950	04-21-25	425,000	417,238
Bank of America Corp. (C)	4.200	08-26-24	170,000	170,812
Bank of America Corp. (C)	4.250	10-22-26	159,000	157,637
Bank of America Corp. (C)	4.450	03-03-26	580,000	582,424
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (G)	6.300	03-10-26	610,000	649,650
Barclays Bank PLC (C)(D)	10.179	06-12-21	475,000	546,744
Barclays PLC (C)	4.375	01-12-26	340,000	332,940
BPCE SA (C)(D)	4.500	03-15-25	475,000	468,023
BPCE SA (C)(D)	5.700	10-22-23	1,145,000	1,197,739
Citigroup, Inc. (C)	4.600	03-09-26	586,000	587,901
Citigroup, Inc. (C)	5.500	09-13-25	165,000	175,465
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (G)	6.250	08-15-26	525,000	543,695
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (C)(D)(G)	11.000	06-30-19	1,000,000	1,062,000
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(C)(D)(G)	7.875	01-23-24	600,000	638,371
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (C)(D)	8.125	09-19-33	250,000	251,233
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (C)(G)	5.100	06-30-23	420,000	412,125
Freedom Mortgage Corp. (D)	8.125	11-15-24	259,000	252,525
Freedom Mortgage Corp. (B)(C)(D)	8.250	04-15-25	105,000	102,244
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (C)(G)	6.375	09-17-24	200,000	200,750
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (C)(G)	6.875	06-01-21	340,000	357,850
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) (C)	3.950	05-18-24	495,000	494,138
ING Bank NV (C)(D)	5.800	09-25-23	1,000,000	1,066,339
JPMorgan Chase & Co. (C)	3.200	06-15-26	410,000	389,410
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%) (B)(C)	3.514	06-18-22	710,000	709,745
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (G)	6.750	02-01-24	805,000	879,463
Lloyds Banking Group PLC (C)	4.450	05-08-25	745,000	753,083
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	385,000	397,513
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (B)(C)(G)	5.125	11-01-26	345,000	343,275
Popular, Inc.	7.000	07-01-19	260,000	264,420
Santander Holdings USA, Inc. (C)	3.400	01-18-23	270,000	263,097
Santander Holdings USA, Inc. (C)	3.700	03-28-22	469,000	464,934
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander UK Group Holdings PLC (D)	4.750	09-15-25	365,000	$360,020
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (B)(C)(D)(G)	7.375	09-13-21	340,000	357,425
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (B)(C)(D)(G)	8.000	09-29-25	420,000	451,067
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (C)(G)	8.250	11-29-18	385,000	390,703
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)(C)(G)	4.850	06-01-23	335,000	332,488
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)(C)(G)	6.750	08-01-21	545,000	587,919
The Royal Bank of Scotland Group PLC (B)(C)	3.875	09-12-23	480,000	470,284
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (B)(C)(G)	8.000	08-10-25	200,000	212,424
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (G)	8.625	08-15-21	200,000	215,820
Wells Fargo & Company, Series K (3 month LIBOR + 3.770%) (B)(C)(G)(H)	6.111	09-15-18	370,000	373,034
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(C)(G)	5.875	06-15-25	975,000	1,019,850
Wells Fargo Bank NA (3.325% to 7-23-20, then 3 month LIBOR + 0.490%)	3.325	07-23-21	735,000	736,828
Capital markets 3.3%
Ares Capital Corp. (C)	3.625	01-19-22	290,000	282,883
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(G)	7.500	12-11-23	295,000	314,731
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(D)(G)	7.500	07-17-23	310,000	319,610
FS Investment Corp. (B)(C)	4.000	07-15-19	435,000	437,363
FS Investment Corp. (C)	4.250	01-15-20	290,000	289,996
Jefferies Financial Group, Inc. (B)(C)	5.500	10-18-23	655,000	677,422
Jefferies Group LLC (C)	4.150	01-23-30	365,000	329,509
Jefferies Group LLC (B)(C)	4.850	01-15-27	422,000	412,056
Jefferies Group LLC (B)(C)	8.500	07-15-19	235,000	247,112
Macquarie Bank, Ltd. (B)(C)(D)	4.875	06-10-25	520,000	518,366
Morgan Stanley (C)	3.875	01-27-26	400,000	394,243
Morgan Stanley (C)	5.500	01-26-20	450,000	464,899
Stifel Financial Corp. (B)(C)	4.250	07-18-24	217,000	215,055
The Goldman Sachs Group, Inc. (C)	3.850	01-26-27	685,000	664,106
Consumer finance 3.1%
Ally Financial, Inc. (B)(C)	5.125	09-30-24	645,000	658,706
Capital One Financial Corp. (C)	3.450	04-30-21	465,000	463,844
Capital One Financial Corp. (C)	3.500	06-15-23	1,335,000	1,307,925
Capital One Financial Corp. (B)(C)	3.750	07-28-26	570,000	536,114
Capital One Financial Corp. (B)(C)	4.200	10-29-25	397,000	389,220
Credit Acceptance Corp.	6.125	02-15-21	395,000	399,444
Credito Real SAB de CV (D)	7.250	07-20-23	200,000	204,756
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (D)(G)	9.125	11-29-22	225,000	222,750
Discover Financial Services	3.950	11-06-24	458,000	446,551
Discover Financial Services	4.100	02-09-27	124,000	119,716
Discover Financial Services (C)	5.200	04-27-22	85,000	88,454
Enova International, Inc. (D)	8.500	09-01-24	58,000	60,175
Enova International, Inc.	9.750	06-01-21	230,000	239,775
Springleaf Finance Corp. (B)(C)	6.875	03-15-25	105,000	106,575
Diversified financial services 0.5%
ASP AMC Merger Sub, Inc. (D)	8.000	05-15-25	205,000	168,100
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (D)	6.125	11-30-21	84,173	$86,126
Exela Intermediate LLC (B)(C)(D)	10.000	07-15-23	135,000	139,219
Trident Merger Sub, Inc. (B)(C)(D)	6.625	11-01-25	85,000	79,900
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) (B)(C)	5.650	05-15-53	419,000	422,545
Insurance 2.9%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	435,000	444,752
AXA SA (C)	8.600	12-15-30	175,000	222,338
Brighthouse Financial, Inc. (C)	3.700	06-22-27	595,000	538,634
CNO Financial Group, Inc.	5.250	05-30-25	293,000	287,140
Liberty Mutual Group, Inc. (D)	7.800	03-07-87	705,000	831,900
MetLife, Inc. (B)(C)	6.400	12-15-66	355,000	377,188
MetLife, Inc. (C)(D)	9.250	04-08-68	315,000	428,400
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (C)(D)	5.100	10-16-44	365,000	370,752
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (B)(C)	5.875	09-15-42	677,000	722,698
Teachers Insurance & Annuity Association of America (C)(D)	4.270	05-15-47	430,000	423,338
Wand Merger Corp. (D)	8.125	07-15-23	160,000	166,248
Wand Merger Corp. (B)(C)(D)	9.125	07-15-26	128,000	134,400
Thrifts and mortgage finance 1.0%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	95,000	95,010
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	148,000	138,380
MGIC Investment Corp. (C)	5.750	08-15-23	99,000	102,064
Nationstar Mortgage LLC	7.875	10-01-20	240,000	244,800
Quicken Loans, Inc. (D)	5.250	01-15-28	235,000	218,621
Quicken Loans, Inc. (D)	5.750	05-01-25	550,000	548,075
Radian Group, Inc.	4.500	10-01-24	144,000	139,680
Radian Group, Inc.	5.250	06-15-20	99,000	100,980
Stearns Holdings LLC (D)	9.375	08-15-20	164,000	164,000
Health care 5.0%				8,471,729
Biotechnology 0.5%
AbbVie, Inc. (C)	3.600	05-14-25	404,000	393,625
Shire Acquisitions Investments Ireland DAC (C)	3.200	09-23-26	473,000	437,285
Health care providers and services 3.1%
Centene Corp. (B)(C)(D)	5.375	06-01-26	255,000	261,056
CVS Health Corp. (C)	3.350	03-09-21	699,000	698,354
CVS Health Corp. (C)	5.050	03-25-48	653,000	676,631
DaVita, Inc. (B)(C)	5.000	05-01-25	405,000	381,713
Express Scripts Holding Company (B)(C)	4.750	11-15-21	1,000,000	1,031,327
HCA, Inc. (B)(C)	5.250	04-15-25	375,000	383,203
HCA, Inc.	5.250	06-15-26	320,000	324,800
HCA, Inc.	7.500	02-15-22	300,000	329,625
MEDNAX, Inc. (C)(D)	5.250	12-01-23	290,000	287,825
Select Medical Corp.	6.375	06-01-21	360,000	363,600
Team Health Holdings, Inc. (B)(C)(D)	6.375	02-01-25	65,000	56,713
Universal Health Services, Inc. (C)(D)	4.750	08-01-22	240,000	241,800
Universal Health Services, Inc. (B)(C)(D)	5.000	06-01-26	309,000	302,820
Life sciences tools and services 0.2%
IQVIA, Inc. (C)(D)	4.875	05-15-23	260,000	263,900
Pharmaceuticals 1.2%
Allergan Funding SCS (B)(C)	3.800	03-15-25	375,000	368,061
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bausch Health Companies, Inc. (D)	6.125	04-15-25	375,000	$351,563
Bayer US Finance II LLC (C)(D)	3.500	06-25-21	200,000	200,418
Bayer US Finance II LLC (C)(D)	4.250	12-15-25	545,000	551,288
Mylan NV (C)	3.950	06-15-26	329,000	315,324
Teva Pharmaceutical Finance Netherlands III BV (B)(C)	6.750	03-01-28	235,000	250,798
Industrials 10.2%				17,311,107
Aerospace and defense 0.9%
Arconic, Inc. (B)(C)	5.125	10-01-24	324,000	323,190
Huntington Ingalls Industries, Inc. (C)(D)	5.000	11-15-25	511,000	532,871
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	215,000	221,988
Lockheed Martin Corp. (B)(C)	4.700	05-15-46	237,000	255,325
Textron, Inc. (C)	7.250	10-01-19	240,000	250,386
Air freight and logistics 0.2%
XPO Logistics, Inc. (B)(C)(D)	6.500	06-15-22	279,000	286,673
Airlines 4.7%
Air Canada 2013-1 Class A Pass Through Trust (C)(D)	4.125	11-15-26	215,978	215,438
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	07-15-27	195,000	185,367
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	73,849	79,343
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	85,300	88,285
American Airlines 2013-2 Class A Pass Through Trust (C)	4.950	07-15-24	359,855	368,672
American Airlines 2015-1 Class A Pass Through Trust (B)(C)	3.375	11-01-28	280,753	269,860
American Airlines 2015-1 Class B Pass Through Trust (C)	3.700	11-01-24	455,077	447,568
American Airlines 2016-1 Class A Pass Through Trust (C)	4.100	07-15-29	371,689	367,266
American Airlines 2017-1 Class A Pass Through Trust (C)	4.000	08-15-30	187,395	185,240
American Airlines 2017-1 Class AA Pass Through Trust (C)	3.650	08-15-30	288,300	281,035
American Airlines 2017-2 Class A Pass Through Trust (C)	3.600	04-15-31	168,000	162,019
Azul Investments LLP (B)(C)(D)	5.875	10-26-24	95,000	89,063
British Airways 2013-1 Class A Pass Through Trust (C)(D)	4.625	06-20-24	502,029	514,479
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	91,112	92,707
British Airways 2018-1 Class A Pass Through Trust (C)(D)	4.125	03-20-33	147,000	144,971
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	50,781	51,258
Continental Airlines 2007-1 Class A Pass Through Trust (C)	5.983	10-19-23	396,265	418,972
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	118,377	122,153
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (C)	6.718	07-02-24	489,397	518,174
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	152,818	154,530
Delta Air Lines, Inc. (C)	3.625	03-15-22	476,000	472,192
Delta Air Lines, Inc.	4.375	04-19-28	355,000	345,428
Northwest Airlines 2007-1 Class A Pass Through Trust (C)	7.027	05-01-21	279,924	291,456
United Airlines 2014-2 Class A Pass Through Trust (C)	3.750	03-03-28	415,787	411,214
United Airlines 2014-2 Class B Pass Through Trust (C)	4.625	03-03-24	386,227	385,184
United Airlines 2016-1 Class A Pass Through Trust (C)	3.450	01-07-30	288,907	276,629
United Airlines 2016-1 Class B Pass Through Trust (C)	3.650	01-07-26	442,215	424,261
United Airlines 2018-1 Class B Pass Through Trust (B)(C)	4.600	03-01-26	98,000	97,696
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	290,486	309,193
US Airways 2012-1 Class A Pass Through Trust (C)	5.900	04-01-26	228,140	244,383
Building products 0.4%
Masco Corp.	4.375	04-01-26	255,000	253,481
Masco Corp.	4.450	04-01-25	275,000	276,905
Owens Corning (C)	4.200	12-15-22	155,000	156,297
Commercial services and supplies 0.4%
LSC Communications, Inc. (D)	8.750	10-15-23	290,000	283,838
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC (B)(C)(D)	9.250	05-15-23	207,000	$221,490
Tervita Escrow Corp. (D)	7.625	12-01-21	180,000	185,913
Construction and engineering 0.3%
AECOM (B)(C)	5.125	03-15-27	415,000	402,550
Tutor Perini Corp. (B)(C)(D)	6.875	05-01-25	88,000	87,340
Electrical equipment 0.1%
EnerSys (C)(D)	5.000	04-30-23	95,000	95,713
Professional services 1.0%
Equifax, Inc. (C)	3.600	08-15-21	230,000	229,190
Equifax, Inc. (B)(C)	7.000	07-01-37	80,000	94,207
IHS Markit, Ltd. (D)	4.000	03-01-26	282,000	268,408
IHS Markit, Ltd. (D)	4.750	02-15-25	128,000	128,320
IHS Markit, Ltd.	4.750	08-01-28	305,000	303,734
IHS Markit, Ltd. (C)(D)	5.000	11-01-22	152,000	156,060
Verisk Analytics, Inc. (B)(C)	4.000	06-15-25	544,000	534,063
Trading companies and distributors 2.2%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (B)(C)(D)	6.500	06-15-45	350,000	360,938
AerCap Ireland Capital DAC (C)	4.625	10-30-20	435,000	443,112
AerCap Ireland Capital DAC (C)	5.000	10-01-21	373,000	383,813
Ahern Rentals, Inc. (B)(C)(D)	7.375	05-15-23	395,000	387,100
Aircastle, Ltd. (B)(C)	5.000	04-01-23	620,000	632,090
Aircastle, Ltd. (B)(C)	5.500	02-15-22	215,000	223,600
Aircastle, Ltd. (C)	6.250	12-01-19	195,000	201,338
Aircastle, Ltd. (C)	7.625	04-15-20	160,000	169,600
Ashtead Capital, Inc. (D)	4.375	08-15-27	260,000	247,572
H&E Equipment Services, Inc. (B)(C)	5.625	09-01-25	131,000	129,363
United Rentals North America, Inc. (B)(C)	4.875	01-15-28	328,000	306,378
United Rentals North America, Inc.	5.500	07-15-25	260,000	264,225
Information technology 5.2%				8,940,058
Communications equipment 0.5%
Motorola Solutions, Inc. (B)(C)	4.600	02-23-28	252,000	248,783
Telefonaktiebolaget LM Ericsson (B)(C)	4.125	05-15-22	545,000	536,024
Electronic equipment, instruments and components 0.5%
Tech Data Corp. (B)(C)	4.950	02-15-27	601,000	586,818
Trimble, Inc. (C)	4.900	06-15-28	270,000	269,471
Internet software and services 0.2%
VeriSign, Inc.	4.750	07-15-27	145,000	138,113
VeriSign, Inc.	5.250	04-01-25	270,000	275,738
Semiconductors and semiconductor equipment 1.2%
Advanced Micro Devices, Inc.	7.000	07-01-24	170,000	179,775
Marvell Technology Group, Ltd. (C)	4.875	06-22-28	385,000	389,345
Microchip Technology, Inc. (C)(D)	3.922	06-01-21	255,000	255,478
Microchip Technology, Inc. (C)(D)	4.330	06-01-23	515,000	516,386
NXP BV (C)(D)	4.625	06-01-23	645,000	652,256
Qorvo, Inc. (D)	5.500	07-15-26	110,000	112,057
Software 1.9%
Activision Blizzard, Inc. (B)(C)	3.400	09-15-26	271,000	259,681
Activision Blizzard, Inc. (C)(D)	6.125	09-15-23	103,000	105,864
Autodesk, Inc. (B)(C)	3.500	06-15-27	367,000	342,450
CA, Inc. (C)	3.600	08-15-22	355,000	350,335
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
CDK Global, Inc.	5.875	06-15-26	74,000	$75,850
Citrix Systems, Inc.	4.500	12-01-27	429,000	414,814
Electronic Arts, Inc. (C)	4.800	03-01-26	558,000	589,360
j2 Cloud Services LLC (D)	6.000	07-15-25	119,000	120,488
Microsoft Corp. (C)	4.450	11-03-45	340,000	372,209
Open Text Corp. (B)(C)(D)	5.875	06-01-26	265,000	271,625
Symantec Corp. (D)	5.000	04-15-25	272,000	268,281
Technology hardware, storage and peripherals 0.9%
Dell International LLC (B)(C)(D)	6.020	06-15-26	825,000	871,116
Dell International LLC (B)(C)(D)	7.125	06-15-24	85,000	91,375
Dell International LLC (C)(D)	8.350	07-15-46	255,000	314,070
Western Digital Corp. (B)(C)	4.750	02-15-26	338,000	332,296
Materials 3.1%				5,242,983
Chemicals 1.7%
Braskem Finance, Ltd. (D)	7.000	05-07-20	515,000	543,969
Braskem Netherlands Finance BV (D)	4.500	01-10-28	340,000	326,706
Cydsa SAB de CV (D)	6.250	10-04-27	265,000	255,063
Mexichem SAB de CV (D)	5.500	01-15-48	315,000	295,281
NOVA Chemicals Corp. (D)	5.000	05-01-25	535,000	509,588
Olin Corp. (B)(C)	5.000	02-01-30	87,000	82,215
Syngenta Finance NV (B)(C)(D)	3.698	04-24-20	400,000	399,353
The Chemours Company (B)(C)	6.625	05-15-23	456,000	477,660
Construction materials 0.3%
Cemex SAB de CV (D)	6.125	05-05-25	360,000	372,240
U.S. Concrete, Inc.	6.375	06-01-24	145,000	144,094
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (B)(C)(D)	6.000	02-15-25	215,000	209,894
Klabin Finance SA (D)	4.875	09-19-27	255,000	236,194
Metals and mining 0.7%
Anglo American Capital PLC (D)	4.750	04-10-27	270,000	262,830
Commercial Metals Company	5.375	07-15-27	82,000	76,260
Novelis Corp. (D)	5.875	09-30-26	95,000	91,081
Vale Overseas, Ltd.	6.250	08-10-26	248,000	272,651
Vedanta Resources PLC (D)	6.125	08-09-24	200,000	185,922
Vedanta Resources PLC (B)(C)(D)	6.375	07-30-22	240,000	235,800
Paper and forest products 0.1%
Norbord, Inc. (C)(D)	6.250	04-15-23	255,000	266,182
Real estate 2.0%				3,396,795
Equity real estate investment trusts 2.0%
American Homes 4 Rent LP (C)	4.250	02-15-28	305,000	292,811
American Tower Corp. (C)	3.550	07-15-27	488,000	455,638
American Tower Corp. (C)	4.700	03-15-22	400,000	412,392
Equinix, Inc. (B)(C)	5.375	05-15-27	205,000	206,538
Iron Mountain, Inc. (D)	4.875	09-15-27	208,000	190,580
Iron Mountain, Inc.	5.750	08-15-24	395,000	391,544
Omega Healthcare Investors, Inc. (B)(C)	4.500	01-15-25	295,000	289,982
Omega Healthcare Investors, Inc.	4.950	04-01-24	309,000	312,470
Ventas Realty LP (C)	3.500	02-01-25	335,000	321,147
VEREIT Operating Partnership LP	4.600	02-06-24	523,000	523,693
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 4.0%				$6,771,784
Diversified telecommunication services 3.0%
AT&T, Inc. (C)	3.875	08-15-21	800,000	808,072
Cablevision SA (D)	6.500	06-15-21	180,000	179,131
Cincinnati Bell, Inc. (B)(C)(D)	7.000	07-15-24	355,000	315,950
GCI LLC	6.875	04-15-25	265,000	273,281
Iridium Communications, Inc. (D)	10.250	04-15-23	75,000	81,000
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	205,000	212,666
Radiate Holdco LLC (D)	6.625	02-15-25	245,000	229,075
Radiate Holdco LLC (D)	6.875	02-15-23	87,000	84,173
Sprint Spectrum Company LLC (C)(D)	3.360	03-20-23	211,250	210,194
Telecom Italia Capital SA	7.200	07-18-36	365,000	388,725
Telecom Italia SpA (B)(C)(D)	5.303	05-30-24	250,000	250,625
UPC Holding BV (D)	5.500	01-15-28	205,000	188,088
Verizon Communications, Inc. (C)	4.400	11-01-34	260,000	252,763
Verizon Communications, Inc. (C)	4.672	03-15-55	295,000	277,377
Verizon Communications, Inc. (C)	4.862	08-21-46	830,000	827,919
Verizon Communications, Inc. (C)	5.012	08-21-54	255,000	254,219
West Corp. (B)(C)(D)	8.500	10-15-25	125,000	108,750
Windstream Services LLC	7.750	10-15-20	219,000	197,100
Wireless telecommunication services 1.0%
C&W Senior Financing DAC (B)(C)(D)	6.875	09-15-27	270,000	264,600
CC Holdings GS V LLC (C)	3.849	04-15-23	350,000	346,254
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	225,000	212,297
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	230,000	228,074
Sprint Capital Corp.	6.875	11-15-28	305,000	293,563
Sprint Corp. (B)(C)	7.875	09-15-23	270,000	287,888
Utilities 5.4%				9,120,695
Electric utilities 2.4%
ABY Transmision Sur SA (D)	6.875	04-30-43	247,775	266,978
Duke Energy Corp. (C)	3.550	09-15-21	1,000,000	1,007,177
Electricite de France SA (B)(C)(D)	3.625	10-13-25	260,000	253,517
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (B)(C)(D)(G)	5.250	01-29-23	485,000	480,756
Emera US Finance LP (C)	3.550	06-15-26	183,000	173,535
Empresa Electrica Angamos SA (D)	4.875	05-25-29	344,340	336,997
Exelon Generation Company LLC (B)(C)	4.000	10-01-20	1,000,000	1,010,123
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	215,000	184,363
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	320,000	341,200
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	183,000	177,053
Independent power and renewable electricity producers 1.3%
Greenko Dutch BV (D)	4.875	07-24-22	310,000	301,630
IPALCO Enterprises, Inc.	3.700	09-01-24	60,000	57,905
NextEra Energy Capital Holdings, Inc. (B)(C)	3.550	05-01-27	490,000	472,967
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	110,000	103,538
NRG Energy, Inc.	6.250	05-01-24	585,000	601,819
NRG Energy, Inc. (B)(C)	6.625	01-15-27	305,000	314,150
NRG Yield Operating LLC (C)	5.375	08-15-24	266,000	264,670
Multi-utilities 1.6%
Berkshire Hathaway Energy Company (C)	8.480	09-15-28	550,000	753,507
CMS Energy Corp. (B)(C)	5.050	03-15-22	1,000,000	1,044,860

Dominion Energy, Inc. (C)	3.625	12-01-24	1,000,000	973,950
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 0.2% (0.1% of Total investments)				$288,319
(Cost $288,898)
Utilities 0.2%				288,319
Independent power and renewable electricity producers 0.2%

NRG Yield, Inc. (D)	3.250	06-01-20	290,000	288,319
Capital preferred securities (I) 0.4% (0.2% of Total investments)				$643,639
(Cost $552,820)
Financials 0.4%				643,639
Banks 0.2%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (G)(H)	4.000	08-17-18	420,000	363,825
Capital markets 0.2%

State Street Corp. (3 month LIBOR + 1.000%) (C)(H)	3.341	06-01-77	312,000	279,814
Term loans (J) 0.6% (0.4% of Total investments)				$989,568
(Cost $977,190)
Consumer discretionary 0.1%				199,500
Media 0.1%
Metro-Goldwyn-Mayer, Inc. (1 month LIBOR + 4.500%)	6.580	07-03-26	200,000	199,500
Energy 0.1%				139,455
Oil, gas and consumable fuels 0.1%
FTS International, Inc. (1 month LIBOR + 4.750%)	6.827	04-16-21	139,281	139,455
Financials 0.1%				141,863
Capital markets 0.1%
LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	8.100	05-01-23	146,250	141,863
Health care 0.3%				508,750
Health care providers and services 0.3%

Gentiva Health Services, Inc. (K)	TBD	07-02-26	500,000	508,750
Collateralized mortgage obligations 12.6% (8.2% of Total investments)				$21,426,545
(Cost $21,119,235)
Commercial and residential 10.3%				17,551,334
Americold LLC Series 2010-ARTA, Class D (D)	7.443	01-14-29	605,000	643,077
Arroyo Mortgage Trust Series 2018-1, Class A1 (D)(L)	3.763	04-25-48	810,126	810,616
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class C (D)(L)	3.596	04-14-33	490,000	478,779
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (D)(H)	4.509	03-15-37	214,000	214,601
BBCMS Trust
Series 2015-MSQ, Class D (D)(L)	3.990	09-15-32	480,000	473,712
Series 2015-SRCH, Class D (D)(L)	4.957	08-10-35	370,000	380,951
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-1, Class B2 (F)(L)	3.518	03-25-35	405	105,451
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (D)(H)	3.322	07-15-35	300,000	301,189
BWAY Mortgage Trust Series 2015-1740, Class XA IO (D)	0.896	01-10-35	6,885,000	209,391
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (D)(H)	3.393	03-15-37	200,000	198,874
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (D)(L)	3.786	04-10-28	325,000	321,637
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (D)(H)	4.222	07-15-32	264,000	$263,959
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (D)(H)	4.322	11-15-36	370,000	371,629
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (D)(H)	4.572	07-15-32	126,000	125,727
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (D)(H)	3.178	06-11-32	160,000	160,049
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (D)(H)	4.172	04-15-36	355,000	357,105
COLT Mortgage Loan Trust Series 2018-2, Class A1 (D)(L)	3.470	07-27-48	106,255	106,246
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.655	08-15-45	1,872,867	101,584
Series 2012-CR3 Class XA IO	1.879	10-15-45	2,714,127	173,023
Series 2013-CR6, Class XA IO	1.088	03-10-46	2,759,185	88,516
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.590	05-10-51	2,761,176	103,401
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (L)	4.934	12-10-44	360,000	366,168
Series 2013-300P, Class D (D)(L)	4.394	08-10-30	620,000	625,442
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (D)(H)	4.347	02-13-32	445,000	447,137
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (D)(H)	4.247	08-13-27	775,000	774,999
Core Industrial Trust
Series 2015-CALW, Class F (D)(L)	3.850	02-10-34	360,000	348,359
Series 2015-CALW, Class XA IO (D)	0.810	02-10-34	3,796,000	93,511
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (D)(L)	3.382	12-15-34	345,000	343,014
Series 2015-NRF, Class EFX (D)(L)	3.382	12-15-34	495,000	489,622
Galton Funding Mortgage Trust Series 2018-1, Class A43 (D)(L)	3.500	11-25-57	190,161	188,837
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (D)(H)	5.322	09-15-34	90,000	90,506
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.184	05-10-45	5,239,351	262,453
Series 2016-RENT, Class D (D)(L)	4.067	02-10-29	420,000	417,257
Series 2017-485L, Class C (D)(L)	3.982	02-10-37	240,000	234,855
Series 2018-CHLL Class D (1 month LIBOR + 1.650%) (D)(H)	3.238	02-15-37	850,000	849,064
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (D)(H)	3.938	02-15-37	155,000	155,000
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	0.991	05-19-35	3,802,305	131,664
Series 2007-3, Class ES IO (D)	0.350	05-19-47	5,569,804	78,401
Series 2007-4, Class ES IO	0.350	07-19-47	5,738,100	86,054
Series 2007-6, Class ES IO (D)	0.353	08-19-37	4,767,759	73,459
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (D)(H)	3.772	12-15-34	110,000	110,205
IMT Trust Series 2017-APTS, Class CFX (D)(L)	3.497	06-15-34	190,000	182,871
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.046	07-25-35	3,946,238	73,447
Series 2005-AR8, Class AX2 IO	1.032	05-25-35	4,080,711	100,599
Series 2005-AR18, Class 1X IO	1.232	10-25-36	5,452,666	234,516
Series 2005-AR18, Class 2X IO	0.895	10-25-36	4,805,288	30,608
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C14, Class XA IO (D)	1.431	07-05-32	2,750,254	134,178
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (D)(H)	4.822	07-15-36	360,000	361,692
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (D)(H)	2.910	06-15-20	170,000	170,050
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(H)	3.472	11-15-34	354,000	$354,111
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	395,250	390,665
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(L)	3.790	11-15-32	100,000	97,276
Series 2018-ALXA, Class C (D)(L)	4.316	01-15-43	175,000	174,730
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	187,534
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	405,000	421,371
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (D)	1.334	05-10-63	3,477,900	146,647
VNDO Mortgage Trust Series 2013-PENN, Class D (D)(L)	3.947	12-13-29	612,000	609,514
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(L)	2.710	03-18-28	935,000	919,027
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (D)(H)	3.723	12-15-34	120,000	121,614
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class B XA IO (D)	1.891	11-15-45	3,895,705	252,116
Series 2013-C15, Class B (L)	4.475	08-15-46	155,000	157,691
Series 2013-C16, Class B (L)	5.030	09-15-46	265,000	275,553
U.S. Government Agency 2.3%				3,875,211
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (H)	4.091	12-25-28	256,993	260,667
Series K005, Class AX IO	1.534	11-25-19	2,233,109	34,597
Series K017, Class X1 IO	1.488	12-25-21	3,769,651	137,165
Series K018, Class X1 IO	1.505	01-25-22	3,375,000	124,661
Series K021, Class X1 IO	1.590	06-25-22	931,292	43,089
Series K022, Class X1 IO	1.368	07-25-22	3,800,073	154,781
Series K707, Class X1 IO	1.644	12-25-18	2,181,714	4,140
Series K709, Class X1 IO	1.631	03-25-19	3,073,629	16,854
Series K710, Class X1 IO	1.859	05-25-19	3,216,214	27,176
Series K718, Class X1 IO	0.761	01-25-22	16,339,119	304,228
Government National Mortgage Association
Series 2012-114, Class IO	0.785	01-16-53	1,493,148	78,985
Series 2016-174, Class IO	0.899	11-16-56	2,108,190	160,597
Series 2017-109, Class IO	0.611	04-16-57	2,580,960	146,866
Series 2017-124, Class IO	0.705	01-16-59	3,246,999	213,126
Series 2017-135, Class IO	0.840	10-16-58	2,095,686	146,745
Series 2017-140, Class IO	0.609	02-16-59	1,914,205	122,777
Series 2017-20, Class IO	0.748	12-16-58	4,025,155	249,551
Series 2017-22, Class IO	1.047	12-16-57	1,406,581	120,781
Series 2017-3, Class IO	0.908	09-16-58	3,732,021	275,631
Series 2017-46, Class IO	0.619	11-16-57	3,043,810	180,843
Series 2017-61, Class IO	0.768	05-16-59	1,820,852	138,294
Series 2017-74, Class IO	0.779	09-16-58	3,361,485	203,616
Series 2018-35, Class IO	0.523	03-16-60	3,132,024	183,156
Series 2018-43, Class IO	0.577	05-16-60	4,843,273	287,582
Series 2018-69, Class IO	0.534	04-16-60	2,170,968	126,843

Series 2018-9, Class IO	0.558	01-16-60	2,295,090	132,460
Asset backed securities 6.5% (4.3% of Total investments)				$11,114,600
(Cost $11,170,275)
Asset backed securities 6.5%				11,114,600
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (H)	2.630	05-25-36	316,302	311,803
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Applebee's Funding LLC Series 2014-1, Class A2 (D)	4.277	09-05-44	992,500	$982,005
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	622,400	617,489
CLI Funding LLC Series 2018-1A, Class A (D)	4.030	04-18-43	321,340	321,196
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	375,250	378,077
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (H)	2.536	03-28-35	228,000	221,625
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	20,266	13,140
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.677	02-25-35	203,154	202,158
DB Master Finance LLC
Series 2015-1A, Class A2II (D)	3.980	02-20-45	478,913	479,698
Series 2017-1A, Class A2I (D)	3.629	11-20-47	119,400	116,088
Series 2017-1A, Class A2II (D)	4.030	11-20-47	144,275	141,498
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	579,150	572,235
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	520,288	534,830
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	143,188	142,661
Honda Auto Receivables Owner Trust Series 2018-2, Class A3	3.010	05-18-22	250,000	249,832
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (H)	2.606	10-27-42	188,907	185,071
MVW Owner Trust Series 2018-1A, Class A (D)	3.450	01-21-36	395,000	394,517
New Residential Mortgage LLC
Series 2018-FNT1, Class A (D)	3.610	05-25-23	313,161	312,294
Series 2018-FNT2, Class A (D)	3.790	07-25-54	202,000	201,984
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (D)	2.540	04-18-22	365,000	360,652
Series 2018-1A, Class A2 (D)	3.220	02-15-23	105,000	104,316
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	147,755	146,552
Series 2018-PLS2, Class A (D)	3.265	02-25-23	209,174	207,982
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	195,000	194,221
Series 2018-3, Class C	3.510	08-15-23	465,000	464,505
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (H)	2.631	06-15-39	137,171	133,923
Sonic Capital LLC Series 2016-1A, Class A2 (D)	4.472	05-20-46	211,905	211,884
Taco Bell Funding LLC Series 2016-1A, Class A2I (D)	3.832	05-25-46	507,275	507,544
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(L)	3.641	10-25-53	125,000	126,295
Series 2015-2, Class 1M2 (D)(L)	3.620	11-25-60	300,000	302,751
Series 2017-2, Class A1 (D)(L)	2.750	04-25-57	113,934	111,667
Series 2018-1, Class A1 (D)(L)	3.000	01-25-58	207,960	204,043
Series 2018-3, Class A1 (D)(L)	3.750	05-25-58	300,826	300,331
Triton Container Finance V LLC Series 2018-1A, Class A (D)	3.950	03-20-43	241,667	239,744
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (D)	4.072	02-16-43	199,167	198,494
Westgate Resorts LLC
Series 2014-1A, Class A (D)	2.150	12-20-26	198,971	198,149
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2014-1A, Class B (D)	3.250	12-20-26	132,991	$132,799
Series 2015-1A, Class A (D)	2.750	05-20-27	74,105	73,786
Series 2015-2A, Class B (D)	4.000	07-20-28	141,374	141,049
Series 2016-1A, Class A (D)	3.500	12-20-28	153,068	152,442
Series 2017-1A, Class A (D)	3.050	12-20-30	225,728	223,270

	Shares	Value
Common stocks 0.3% (0.2% of Total investments)		$546,960
(Cost $515,695)
Energy 0.3%		546,960
Oil, gas and consumable fuels 0.3%

Royal Dutch Shell PLC, ADR, Class A (B)(C)	8,000	546,960
Preferred securities (M) 1.6% (1.1% of Total investments)		$2,773,678
(Cost $2,684,493)
Consumer staples 0.3%		565,625
Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., 6.250% (D)	6,250	565,625
Financials 0.5%		907,499
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.128% (H)	24,985	663,851
Wells Fargo & Company, Series L, 7.500%	192	243,648
Real estate 0.5%		797,435
Equity real estate investment trusts 0.5%
Crown Castle International Corp., Series A, 6.875%	740	797,435
Utilities 0.3%		503,119
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750% (B)(C)	5,540	266,973
DTE Energy Company, 6.500%	4,475	236,146

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.0% (1.3% of Total investments)				$3,397,000
(Cost $3,397,000)
U.S. Government Agency 1.8%				3,141,000
Federal Agricultural Mortgage Corp. Discount Note	1.770	08-01-18	612,000	612,000
Federal Home Loan Bank Discount Note	1.770	08-01-18	2,529,000	2,529,000

	Par value^	Value
Repurchase agreement 0.2%		256,000
Repurchase Agreement with State Street Corp. dated 7-31-18 at 0.900% to be repurchased at $256,006 on 8-1-18, collateralized by $270,000 U.S. Treasury Notes, 1.875% due 5-31-22 (valued at $261,672, including interest)	256,000	256,000

Total investments (Cost $262,871,265) 153.4%	$260,777,509
Other assets and liabilities, net (53.4%)	(90,798,880)
Total net assets 100.0%	$169,978,629

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	A portion of this security is on loan as of 7-31-18, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-18 was $103,979,411. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $42,525,236.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $67,904,888 or 39.9% of the fund's net assets as of 7-31-18.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(J)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 7-31-18:
United States	86.0%
United Kingdom	2.9%
Netherlands	2.1%
France	1.8%
Canada	1.5%
Ireland	1.0%
Other countries	4.7%
TOTAL	100.0%
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$77,776,288	—	$77,776,288	—
Foreign government obligations	1,667,140	—	1,667,140	—
Corporate bonds	140,153,772	—	140,153,772	—
Convertible bonds	288,319	—	288,319	—
Capital preferred securities	643,639	—	643,639	—
Term loans	989,568	—	989,568	—
Collateralized mortgage obligations	21,426,545	—	21,321,094	$105,451
Asset backed securities	11,114,600	—	11,114,600	—
Common stocks	546,960	$546,960	—	—
Preferred securities	2,773,678	1,410,618	1,363,060	—
Short-term investments	3,397,000	—	3,397,000	—
Total investments in securities	$260,777,509	$1,957,578	$258,714,480	$105,451

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an

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interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
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Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P6Q3	07/18
This report is for the information of the shareholders of John Hancock Income Securities Trust.		9/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 17, 2018